UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02932

Morgan Stanley High Yield Securities Inc.
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	August 31, 2007

Date of reporting period:	November 30, 2006

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	CORPORATE BONDS (94.9%)
	Advertising/Marketing Services (0.8%)
$825	Advanstar Communications, Inc.	10.75%		08/15/10	$891,000
400	Interpublic Group of Companies, Inc. (The)	5.40		11/15/09	391,000
1,025	Interpublic Group of Companies, Inc. (The) (a)	6.25		11/15/14	940,438
					2,222,438
	Aerospace & Defense (1.1%)
2,995	K&F Acquisition Inc. (a)	7.75		11/15/14	3,077,363

	Aluminum (1.2%)
3,310	Novelis, Inc. - 144A* (Canada) (a)	8.25	**	02/15/15	3,194,150

	Apparel/Footwear (1.6%)
2,825	Levi Strauss & Co. (a)	10.122	**	04/01/12	2,923,875
1,525	Oxford Industries, Inc.	8.875		06/01/11	1,570,750
					4,494,625
	Apparel/Footwear Retail (0.6%)
1,620	Brown Shoe Co., Inc.	8.75		05/01/12	1,713,150

	Auto Parts: O.E.M. (1.8%)
2,330	ArvinMeritor, Inc. (a)	8.75		03/01/12	2,364,950
2,275	TRW Automotive, Inc.	9.375		02/15/13	2,451,313
					4,816,263
	Broadcasting (0.6%)
1,630	LIN Television Corp. (a)	6.50		05/15/13	1,556,650

	Building Products (1.9%)
865	Interface Inc.	7.30		04/01/08	881,219
1,930	Interface Inc. (a)	9.50		02/01/14	2,016,850
2,450	Nortek Inc. (a)	8.50		09/01/14	2,376,500
					5,274,569
	Cable/Satellite TV (3.2%)
2,365	Cablevision Systems Corp. (Series B)	9.87	**	04/01/09	2,489,162
893	CCH I LLC/CCH I Cap Co. (a)	11.00		10/01/15	879,605
1,390	EchoStar DBS Corp.	6.375		10/01/11	1,386,525
285	Intelsat Sub Holdings Co. Ltd. (Bermuda)	8.25	**	01/15/13	291,769
1,910	Intelsat Sub Holdings Co. Ltd. (Bermuda)	10.484	**	01/15/12	1,943,425
1,555	Intelsat Sub Holdings Co. Ltd. (Bermuda) (a)	8.625	**	01/15/15	1,623,031
					8,613,517
	Casino/Gaming (5.2%)
27,175	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (b) (c) (g)	13.50	**	03/01/10	0
1,115	Harrahs Operating Co., Inc.	6.50		06/01/16	997,399
3,185	Isle of Capri Casinos (a)	7.00		03/01/14	3,133,244
2,000	Las Vegas Sands Corp.	6.375		02/15/15	1,937,500
4,470	MGM Mirage Inc.	6.00		10/01/09	4,481,175
27,634	Resort At Summerlin LP/Ras Co. (Series B) (b) (c) (g)	13.00	†	12/15/07	0
2,980	Station Casinos, Inc.	6.00		04/01/12	2,875,700
265	Station Casinos, Inc.	6.875		03/01/16	248,438
495	Station Casinos, Inc.	7.75		08/15/16	511,706
					14,185,162
	Chemicals: Major Diversified (0.5%)
1,445	Westlake Chemical Corp.	6.625		01/15/16	1,416,100

	Chemicals: Specialty (5.0%)
2,775	Equistar Chemical Funding	10.125		09/01/08	2,962,312
1,716	Innophos Investments	13.374	** †	02/15/15	1,802,140
1,070	Innophos, Inc.	8.875	**	08/15/14	1,078,025
1,045	Koppers Holdings, Inc.	9.875	††	11/15/14	825,550
915	Koppers Industry Inc.	9.875		10/15/13	997,350
1,190	Millennium America, Inc.	9.25		06/15/08	1,237,600
1,320	Nalco Co.	7.75		11/15/11	1,353,000
1,920	Nalco Co. (a)	8.875		11/15/13	2,040,000
1,286	Rockwood Specialties Group, Inc.	10.625		05/15/11	1,376,020
					13,671,997
	Coal (1.4%)
860	Foundation PA Coal Co.	7.25		08/01/14	866,450

3,225	Massey Energy Co.	6.875		12/15/13	3,015,375
					3,881,825
	Commercial Printing/Forms (1.3%)
1,420	Idearc, Inc. - 144A*	8.00		11/15/16	1,450,175
2,090	Quebecor World Capital Corp. - 144A* (Canada) (a)	8.75		03/15/16	2,037,750
					3,487,925
	Containers/Packaging (4.0%)
1,665	Berry Plastics Holding Corp. - 144A*	8.875		09/15/14	1,687,894
2,020	Graham Packaging Company Inc.	8.50		10/15/12	2,009,900
1,500	Graham Packaging Company Inc. (a)	9.875		10/15/14	1,492,500
2,000	Graphic Packaging International Corp. (a)	9.50		08/15/13	2,070,000
850	Owens-Brockway Glass Containers Corp.	8.75		11/15/12	903,125
1,765	Owens-Illinois, Inc.	7.35		05/15/08	1,773,825
950	Owens-Illinois, Inc.	7.50		05/15/10	964,250
					10,901,494
	Data Processing Services (0.8%)
1,965	Sungard Data Systems, Inc.	9.125		08/15/13	2,070,619
171	Sungard Data Systems, Inc.	9.973	**	08/15/13	178,481
					2,249,100
	Electric Utilities (5.5%)
415	AES Corp. (The)	7.75		03/01/14	441,975
347	AES Corp. (The)	8.875		02/15/11	376,061
1,100	AES Corp. (The) - 144A* (a)	9.00		05/15/15	1,186,625
497	AES Corp. (The) (a)	9.375		09/15/10	542,972
2,420	CMS Energy Corp. (a)	7.50		01/15/09	2,510,750
910	IPALCO Enterprises, Inc.	8.375	**	11/14/08	950,950
965	IPALCO Enterprises, Inc.	8.625	**	11/14/11	1,051,850
1,450	MSW Energy Holdings/Finance II (Series B) (a)	7.375		09/01/10	1,486,250
695	MSW Energy Holdings/Finance (Series B)	8.50		09/01/10	726,275
1,940	Nevada Power Co. (Series A)	8.25		06/01/11	2,150,773
1,889	Nevada Power Co.	9.00		08/15/13	2,059,664
1,322	PSEG Energy Holdings Inc.	8.625		02/15/08	1,371,575
					14,855,720
	Electrical Products (1.3%)
3,409	Ormat Funding Corp.	8.25		12/30/20	3,520,049

	Environmental Services (0.9%)
840	Allied Waste North America, Inc.	6.375		04/15/11	835,800
1,546	Allied Waste North America, Inc. (Series B)	9.25		09/01/12	1,658,085
					2,493,885
	Finance/Rental/Leasing (2.0%)
1,905	Ford Motor Credit Co.	7.25		10/25/11	1,862,779
1,780	Ford Motor Credit Corp.	5.80		01/12/09	1,739,774
1,810	Residential Capital Corp.	6.375		06/30/10	1,854,620
					5,457,173
	Financial Conglomerates (1.9%)
2,345	General Motors Acceptance Corp. (Series MTN)	4.375		12/10/07	2,306,392
2,780	General Motors Acceptance Corp.	6.875		09/15/11	2,865,093
					5,171,485
	Food Retail (1.0%)
1,232	CA FM Lease Trust - 144A*	8.50		07/15/17	1,336,817
1,400	Delhaize America, Inc.	8.125		04/15/11	1,528,055
					2,864,872
	Food: Meat/Fish/Dairy (3.8%)
1,310	Michael Foods Inc.	8.00		11/15/13	1,362,400
2,300	Pilgrim's Pride Corp.	9.25		11/15/13	2,403,500
3,105	Pilgrim's Pride Corp.	9.625		09/15/11	3,275,775
3,100	Smithfield Foods Inc.	7.00		08/01/11	3,200,750
					10,242,425
	Forest Products (1.2%)
1,865	Covalence Specialty Material - 144A*	10.25		03/01/16	1,799,725
1,520	Crown Americas, Inc.	7.625		11/15/13	1,565,600
					3,365,325
	Home Furnishings (0.6%)
1,420	Tempur-Pedic Inc./Tempur Production USA, Inc.	10.25		08/15/10	1,540,700

	Hospital/Nursing Management (3.8%)
2,775	Community Health System Inc.	6.50		12/15/12	2,684,812
1,200	HCA, Inc.	5.75		03/15/14	984,000
80	HCA, Inc.	8.75		09/01/10	83,000
1,145	HCA, Inc. - 144A*	9.125		11/15/14	1,199,387
540	HCA, Inc. (a)	6.30		10/01/12	492,075
3,355	HCA, Inc. (a)	6.50		02/15/16	2,793,037
740	Tenet Healthcare Corp. (a)	7.375		02/01/13	678,950

1,445	Tenet Healthcare Corp. (a)	9.875		07/01/14	1,455,838
					10,371,099
	Industrial Machinery (0.2%)
587	Goodman Global Holding Company, Inc. (Series B) (a)	8.329	**	06/15/12	600,207

	Industrial Specialties (1.8%)
2,510	Johnsondiversy, Inc. (Series B)	9.625		05/15/12	2,610,400
2,255	UCAR Finance, Inc.	10.25		02/15/12	2,390,300
					5,000,700
	Media Conglomerates (0.9%)
2,286	Canwest Media Inc. (Canada)	8.00		09/15/12	2,371,214

	Medical Specialties (0.9%)
2,370	Fisher Scientific International, Inc.	6.125		07/01/15	2,371,450

	Medical/Nursing Services (1.9%)
1,370	DaVita Inc.	6.625		03/15/13	1,366,575
3,700	Fresenius Medical Care Capital Trust IV	7.875		06/15/11	3,885,000
					5,251,575
	Metal Fabrications (1.7%)
1,555	General Cable Corp.	9.50		11/15/10	1,663,850
2,240	Hexcel Corp.	6.75		02/01/15	2,195,200
675	Northwest Pipeline Corp.	8.125		03/01/10	701,156
					4,560,206
	Miscellaneous Commercial Services (1.1%)
200	Iron Mountain Inc.	7.75		01/15/15	205,000
2,590	Iron Mountain Inc.	8.625		04/01/13	2,687,125
					2,892,125
	Miscellaneous Manufacturing (0.5%)
1,470	Propex Fabrics Inc.	10.00		12/01/12	1,308,300

	Motor Vehicles (0.6%)
860	General Motors Corp. (a)	7.125		07/15/13	799,800
995	General Motors Corp. (a)	8.375		07/15/33	911,669
					1,711,469
	Movies/Entertainment (0.6%)
1,650	AMC Entertainment Inc.	9.624	**	08/15/10	1,711,875

	Oil & Gas Pipelines (4.1%)
1,520	Colorado Interstate Gas Co.	6.80		11/15/15	1,583,092
2,625	El Paso Production Holdings	7.75		06/01/13	2,733,281
2,335	Pacific Energy Partners/Finance	7.125		06/15/14	2,428,400
1,330	Southern Natural Gas	8.875		03/15/10	1,404,644
2,800	Williams Companies, Inc. (The)	7.875		09/01/21	3,003,000
					11,152,417
	Oil & Gas Production (4.5%)
2,135	Chaparral Energy, Inc.	8.50		12/01/15	2,145,675
400	Chesapeake Energy Corp.	6.375		06/15/15	391,000
2,400	Chesapeake Energy Corp.	7.50		09/15/13	2,490,000
465	Chesapeake Energy Corp. (a)	7.625		07/15/13	487,087
1,700	Hilcorp Energy/Finance - 144A*	7.75		11/01/15	1,683,000
1,671	Hilcorp Energy/Finance - 144A*	10.50		09/01/10	1,802,591
1,295	Magnum Hunter Resources, Inc.	9.60		03/15/12	1,367,844
1,950	Pogo Producing Co. (a)	6.875		10/01/17	1,876,875
					12,244,072
	Oil Refining/Marketing (1.1%)
2,775	Husky Oil Ltd. (Canada)	8.90	**	08/15/28	2,931,446

	Oilfield Services/Equipment (1.6%)
965	Compagnie Generale de Geophysique S.A. (France)	7.50		05/15/15	972,237
580	Hanover Compressor Co.	8.625		12/15/10	606,100
530	Hanover Compressor Co.	9.00		06/01/14	571,075
591	Hanover Equipment Trust 2001A (Series A)	8.50	**	09/01/08	601,342
1,655	Hanover Equipment Trust 2001B (Series B)	8.75	**	09/01/11	1,733,613
					4,484,367
	Other Metals/Minerals (0.0%)
3,750	Murrin Murrin Holdings Property Ltd. (Australia) (b) (c) (g)	9.375		08/31/07	0

	Other Transportation (1.1%)
3,000	CHC Helicopter Corp. (Canada)	7.375		05/01/14	2,917,500

	Pharmaceuticals: Major (1.2%)
1,730	VWR International Inc.	6.875		04/15/12	1,738,650
1,505	Warner Chilcott Corp.	8.75	**	02/01/15	1,550,150

3,288,800
Publishing: Books/Magazines (2.2%)
1,255	Dex Media East LLC/Finance Co.	12.125	11/15/12	1,393,050
1,536	Dex Media West LLC/Finance Co. (Series B)	9.875	08/15/13	1,681,920
1,670	Houghton Mifflin Co.	8.25	02/01/11	1,747,238
990	Houghton Mifflin Co. (a)	9.875	02/01/13	1,086,525
5,908,733
Pulp & Paper (0.2%)
525	P.H. Glatfelter (a)	7.125	05/01/16	527,625

Real Estate Investment Trusts (0.8%)
2,200	Host Marriott LP (Series O)	6.375	03/15/15	2,175,250

Semiconductors (0.6%)
1,685	Freescale Semiconductor - 144A*	8.875	12/15/14	1,697,637

Services to the Health Industry (1.1%)
1,285	National Mentor Holdings Inc. - 144A* (a)	11.25	07/01/14	1,362,100
1,720	Omnicare Inc.	6.75	12/15/13	1,694,200
3,056,300
Specialty Stores (3.0%)
1,765	Linens 'n Things, Inc. (a)	10.999	**	01/15/14	1,734,113
2,425	Petro Stopping Centers LP/Petro Financial Corp.	9.00	02/15/12	2,497,750
530	Sally Holdings - 144A*	9.25	11/15/14	544,575
3,250	Sonic Automotive, Inc. (Series B)	8.625	08/15/13	3,331,250
8,107,688
Specialty Telecommunications (2.5%)
1,920	American Tower Corp.	7.125	10/15/12	1,972,800
1,920	American Tower Corp.	7.50	05/01/12	1,987,200
432	Panamsat Corp.	9.00	08/15/14	455,760
1,900	Qwest Communications International	8.874	**	02/15/09	1,930,875
28,549	Rhythms Netconnections, Inc. (b) (c) (g)	12.75	04/15/09	0
13,439	Rhythms Netconnections, Inc. (Series B) (b) (c) (g)	13.50	05/15/08	0
4,309	Rhythms Netconnections, Inc. (Series B) (b) (c) (g)	14.00	02/15/10	0
370	U.S. West Communications Corp. (a)	5.625	11/15/08	371,850
6,718,485
Steel (1.4%)
3,595	Amsted Industries Inc. - 144A*	10.25	10/15/11	3,846,650

Telecommunications (1.5%)
2,044	Axtel SA (Mexico)	11.00	12/15/13	2,279,060
6,416	Exodus Communications, Inc. (b) (c) (g)	11.625	07/15/10	0
315	NTL Cable PLC (United Kingdom) (a)	8.75	04/15/14	330,750
165	NTL Cable PLC (United Kingdom)	9.125	08/15/16	175,313
640	Nordic Tel Company Holdings - 144A* (Denmark) (a)	8.875	05/01/16	680,000
EUR	530	TDC AS (Series EMTN) (Denmark)	6.50	04/19/12	742,316
4,207,439
Tobacco (0.5%)
$1,360	Reynolds American Inc. - 144A*	6.50	07/15/10	1,394,785

Trucks/Construction/Farm Machinery (1.2%)
2,939	Manitowoc Inc. (The)	10.50	08/01/12	3,177,794

Wholesale Distributors (1.2%)
325	Buhrmann US, Inc.	7.875	03/01/15	315,250
150	Buhrmann US, Inc.	8.25	07/01/14	149,437
765	Nebraska Book Company, Inc.	8.625	03/15/12	734,400
1,930	RBS Global & Rexnord Corp. - 144A* (a)	9.50	08/01/14	2,021,675
3,220,762
Wireless Telecommunications (1.9%)
2,505	Ubiquitel Operating Co.	9.875	03/01/11	2,717,925
2,175	Wind Acquisition Finance SA - 144A* (Italy) (a)	10.75	12/01/15	2,463,188
5,181,113
TOTAL CORPORATE BONDS
(Cost $352,866,089)	258,657,045

CONVERTIBLE BOND (0.7%)
Telecommunication Equipment
1,840	Nortel Networks Corp. (Canada)
(Cost $1,750,300)	4.25	09/01/08	1,777,900

FOREIGN GOVERNMENT OBLIGATION (0.4%)
MXN	10,015	Mexican Fixed Rate Bonds (Series M20) (Mexico)
(Cost $992,603)	10.00	12/05/24	1,100,026

NUMBER OF
SHARES
	COMMON STOCKS (0.1%)
	Casino/Gaming (0.0%)
212,312	Fitzgeralds Gaming Corp. + (e) (g)		0

	Electric Utilities (0.0%)
197	PNM Resources Inc.		6,048
1	SW Acquisition LP (0.06% Ownership interest acquired 09/25/05) (e) (g) (h)		0
			6,048
	Food: Specialty/Candy (0.0%)
2,447	SFFB Holdings Inc. (d) (e) (g)		0
13,317	SFAC New Holdings Inc. ++ (d) (e) (g)		0
1,069,725	Specialty Foods Acquisition Corp. - 144A* (e) (g)		0
			0
	Restaurants (0.0%)
10,126	American Restaurant Group Holdings, Inc. (Class A) (d) (e) (g)		81,008
64,807	American Restaurant Group Holdings, Inc. - 144A* (e) (g)		0
111,558	American Restaurant Group Holdings, Inc. (d) (e) (g)		0
13,107	American Restaurant Group Holdings, Inc. (d) (e) (g)		0
787,160	Catalina Restaurant Group (escrow) (d) (e) (g)		7,872
			88,880
	Specialty Telecommunications (0.0%)
34,159	Birch Telecom Inc. +++ (d) (e) (g)		341
1,448,200	PFB Telecom NV (Series B) (d) (e) (g)		0
8,510	XO Holdings, Inc. (a) (d) (e)		35,061
			35,402
	Telecommunications (0.0%)
49,597	Viatel Holdings Bermuda Ltd. (ADR) (d) (e)		5

	Textiles (0.0%)
2,389,334	U.S. Leather, Inc. (d) (e) (g)		0

	Wireless Telecommunications (0.1%)
5,199	USA Mobility, Inc. (d)		126,544
315,021	Vast Solutions, Inc. (Class B1) (d) (e) (g)		0
315,021	Vast Solutions, Inc. (Class B2) (d) (e) (g)		0
315,021	Vast Solutions, Inc. (Class B3) (d) (e) (g)		0
			126,544
	TOTAL COMMON STOCKS
	(Cost $219,096,381)		256,879

NUMBER OF		EXPIRATION
WARRANTS		DATE
	WARRANTS (0.0%)
	Casino/Gaming (0.0%)
319,500	Aladdin Gaming Enterprises, Inc. - 144A* (e) (g)	03/01/10	0
23,000	Resort At Summerlin LP - 144A* (e) (g)	12/15/07	0
			0
	Restaurants (0.0%)
4,500	American Restaurant Group Holdings, Inc. - 144A* (e) (g)	08/15/08	0

	Specialty Telecommunications (0.0%)
17,020	XO Holdings, Inc. (Series A) (d) (e)	01/16/10	11,574
12,768	XO Holdings, Inc. (Series B) (a) (d) (e)	01/16/10	5,746
12,768	XO Holdings, Inc. (Series C) (d) (e)	01/16/10	3,447
			20,767
	TOTAL WARRANTS
	(Cost $15,485)		20,767

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENTS (18.4%)
	SECURITY PURCHASED FROM
	SECURITIES LENDING COLLATERAL (a) (15.8%)
$43,084	The Bank of New York Institutional Cash Reserve Fund
	(Cost $43,084,262)		43,084,262

	REPURCHASE AGREEMENT (2.6%)
7,181	Joint repurchase agreement account 5.295%
	due 12/01/06 (dated 11/30/06;
	proceeds $7,182,056) (f) (Cost $7,181,000)		7,181,000

TOTAL SHORT-TERM INVESTMENTS
(Cost $50,265,262)		50,265,262

TOTAL INVESTMENTS
(Cost $624,986,120) (i)	114.5%	312,077,879
LIABILITIES IN EXCESS OF OTHER ASSETS	(14.5)	(39,577,808)
NET ASSETS	100.0%	$272,500,071

ADR	American Depositary Receipt
*	Resale is restricted to qualified institutional investors.
**	Floating rate security. Rate shown is the rate in effect at November 30, 2006.
+	Resale is restricted, acquired (12/22/98) at a cost basis of $957,527.
++	Resale is restricted, acquired (06/10/99) at a cost basis of $133.
+++	Resale is restricted, acquired (between 06/18/98 and 05/11/99) at a cost basis of $17,257,340.
†	Payment-in-kind security.
††	Currently a zero coupon bond and is scheduled to pay interest at the rate shown at a future specified date.
(a)	As of November 30, 2006 all or a portion of this security with a total value of
$41,378,102 was on loan and secured by collateral of $43,084,262 which was received as cash and subsequently invested in the Bank of New York Institutional Cash
Reserve Fund as reported in the portfolio of investments.
(b)	Issuer in bankruptcy.
(c)	Non-income producing security; bond in default.
(d)	Acquired through exchange offer.
(e)	Non-income producing securities.
(f)	Collateralized by federal agency and U.S. Treasury obligations.
(g)	Securities with total market value equal to $6,526,380 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.
(h)	Resale is restricted. No transaction activity during the year.
(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $6,625,993 and the aggregate gross unrealized depreciation is $319,534,234, resulting in net unrealized depreciation of $312,908,241.

Forward Foreign Currency Contract Open at November 30, 2006

CONTRACT TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED DEPRECIATION

EUR	543,000	$687,384	01/29/07	$(34,046)

Currency Abbreviations
EUR	Euro
MXN	Mexican New Peso

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley High Yield Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 18, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 18, 2007